Related Party Balances and Transactions - Summary of Related Party Balances and Transactions (Parenthetical) (Details) - Related Party ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Balances and Transactions
Amount due from related parties	¥ 257	$ 35	¥ 65
Tencent Group
Related Party Balances and Transactions
Amount due from related parties	257		65
Prepaid expenses and other current assets | Tencent Group
Related Party Balances and Transactions
Amount due from related parties	¥ 4,781		¥ 10,059